Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Trade and other payables

27   Trade and other payables

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Trade payables (i)
Due to related parties	747,449	442,007
Due to third parties	354,279	311,610
	1,101,728	753,617

Redemption liability (ii, iii)	271,525	243,937
Accrued expenses	209,676	516,240
Security deposits	56,236	160,814
Lease liabilities (Note 17(a))	154,890	91,583
Amounts payable for purchase of shares held for share incentive scheme (Note 26)	88,280	88,280
Other tax payables	44,716	51,913
Amounts due to related parties	431,351	644,900
Service fees refundable	9,809	—
Others	82,722	112,822
	2,450,933	2,664,106

Less: non - current portion
Redemption liability	(128,081)	—
Lease liabilities	(97,473)	(44,553)
Amounts payable for purchase of shares held for share incentive scheme (Note 26)	(88,280)	(88,280)
	(313,834)	(132,833)
	2,137,099	2,531,273
(i)	As at December 31, 2021, and 2022, the aging of the trade payables are mainly within 1 year.

27   Trade and other payables (Continued)

(ii)	According to the shareholders agreement of BER Technology, the non-controlling shareholders shall have the right to request the Group to purchase the remaining 20% equity interests in BER Technology in an agreed period from June 30, 2022 to December 31, 2022. The purchase price was determined based on the financial performance of BER Technology and a pre-determined formula that set out in the respective shareholders agreement. Accordingly, the redemption liability of approximately RMB44,105,000 was initially recognized by the Group upon completion of acquisition as at the present value of the estimated future cash outflows, and the same amount was debited to other reserve. The redemption liability was subsequently measured at amortized cost. On December 30, 2022, the Group entered into a share purchase agreement with non-controlling shareholders of BER Technology to acquire the remaining 20% equity interests of BER Technology after renegotiation. As at December 31, 2022, the redemption liability was remeasured at RMB15,000,000 based on the contractual consideration, as BER Technology did not meet its financial performance conditions (Note 8 (b)).
(iii)	The Group wrote a put option on the remaining 48.33% equity in Vantage Point Technology. The put option provides the non-controlling shareholders of Vantage Point Technology with the right to require the Group to purchase the remaining equity interest subject to the terms and conditions of the put option. A financial liability (redemption liability) of RMB183,569,000 was initially recognized on the acquisition date to account for the put option and other reserve of the same amount were debited accordingly. The redemption liability was subsequently measured at amortized cost. As at December 31, 2022, the redemption liability of RMB228,937,000 was estimated based on the terms and conditions of the put option which is in the process of renegotiation as of the date of this report.